Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of fair value of the warrants

The fair value of the Warrants at September 30, 2017 was determined by using option pricing models with the following assumptions:

	October 2016 Warrants	July 2015 Series A Warrants	February 2015 Warrants	October 2013 Warrants
Expected volatility	142.46%	165.32%	181.24%	227.68%
Risk-free interest rates	1.77%	1.59%	1.53%	1.33%
Expected life (in years)	4.02	2.81	2.38	1.08

The fair value of the Warrants at December 31, 2016 was determined by using option pricing models assuming the following:

	October	June 2016	July 2015	February	October
	2016	Series C	Series A	2015	2013
	Warrants	Warrants	Warrants	Warrants	Warrants
Expected volatility	95.03%	94.19%	95.51%	95.52%	152.70%
Risk free interest rates	1.93%	2.01%	1.59%	1.47%	1.20%
Expected life (in years)	4.80	5.50	3.60	3.10	1.80

Assets and liabilities measured at fair value on a recurring basis

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2017, aggregated by the level in the fair value hierarchy within which those measurements fall in accordance with ASC 820.

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
				Balance at
				September 30,
(in thousands)	Level 1	Level 2	Level 3	2017
Liabilities
Derivative instrument liabilities	$—	$—	$16	$16

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015, aggregated by the level in the fair value hierarchy within which those measurements fall.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
							Balance at
	Level 1		Level 2		Level 3		December 31,
(in thousands)	2016	2015	2016	2015	2016	2015	2016	2015
Liabilities
Derivative instrument liabilities	$—	$—	$—	$—	$18,751	$3,785	$18,751	$3,785

Fair value measurements using significant unobservable inputs

The table below presents the activity within Level 3 of the fair value hierarchy for the nine months ended September 30, 2017:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

(in thousands)	Warrant Liability
Balance at December 31, 2016	$18,751
Total change in the liability included in earnings	(1,227)
Extinguishment of convertible note warrant	(17,489)
Fair value of warrants issued	—
Fair value of warrants exercised	(19)

Balance at September 30, 2017	$16

Fair Value Measurements Using Significant Unobservable

Inputs (Level 3)

(in thousands)	Warrant Liability
Balance at January 1, 2015	$225
Total change in the liability included in earnings	(564)
Fair value of warrants issued	4,247
Fair value of warrants exercised	(123)

Balance at December 31, 2015	3,785
Total change in the liability included in earnings	(12,780)
Fair value of warrants issued	28,472
Fair value of warrants exercised	(726)

Balance at December 31, 2016	$18,751